Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Financial assets affected by IFRS 17

	Total assets	Total liabilities	Total equity
Impact of transition to IFRS 17, at 1 January 2022	£bn	£bn	£bn
Balance sheet values at 1 January 2022 under IFRS 4	27.1	25.5	1.6
Removal of PVIF	(0.8)	—	(0.8)
Replacement of IFRS 4 liabilities with IFRS 17	—	—	—
Removal of IFRS 4 liabilities and recording of IFRS 17 fulfilment cash flows	—	(0.9)	0.9
IFRS 17 contractual service margin	—	0.9	(0.9)
Re-measurement effect of IFRS 9 re-designations	—	—	—
Tax effect	—	(0.2)	0.2
Estimated balance sheet values at 1 January 2022 under IFRS 17	26.3	25.3	1.0
PVIF of £812m less deferred tax of £175m constitute the overall estimated reduction in intangible assets, after tax, of £637m on transition to IFRS 17.

Financial liabilities affected by IFRS 17

	Total assets	Total liabilities	Total equity
Impact of transition to IFRS 17, at 1 January 2022	£bn	£bn	£bn
Balance sheet values at 1 January 2022 under IFRS 4	27.1	25.5	1.6
Removal of PVIF	(0.8)	—	(0.8)
Replacement of IFRS 4 liabilities with IFRS 17	—	—	—
Removal of IFRS 4 liabilities and recording of IFRS 17 fulfilment cash flows	—	(0.9)	0.9
IFRS 17 contractual service margin	—	0.9	(0.9)
Re-measurement effect of IFRS 9 re-designations	—	—	—
Tax effect	—	(0.2)	0.2
Estimated balance sheet values at 1 January 2022 under IFRS 17	26.3	25.3	1.0
PVIF of £812m less deferred tax of £175m constitute the overall estimated reduction in intangible assets, after tax, of £637m on transition to IFRS 17.